Financing (Commercial Paper Program And Credit Facilities) (Narrative) (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Jul. 10, 2015	Oct. 31, 2016	Oct. 24, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Long-term debt	$ 11,950,300,000	$ 12,269,000,000				$ 12,870,400,000
Credit facilities, borrowings outstanding		$ 0
Commercial paper
Line of Credit Facility [Line Items]
Long-term debt weighted average interest rate	0.20%	0.30%
Long-term debt weighted average maturity	26 days	37 days
Long-term debt	$ 4,000,000,000	$ 4,000,000,000
Revolving credit facility
Line of Credit Facility [Line Items]
Consolidated leverage ratio		0.65
Credit facilities, borrowings outstanding	$ 0
Revolving credit facility | Federal funds rate
Line of Credit Facility [Line Items]
Basis spread percentage to determine floating interest rate		0.50%
Revolving credit facility | LIBOR-based rate
Line of Credit Facility [Line Items]
Basis spread percentage to determine floating interest rate		1.00%
Revolving credit facility | 5-Year Credit Facility | Long-term debt
Line of Credit Facility [Line Items]
Line of credit						$ 4,000,000,000
Debt instrument, extension option, term			1 year
Revolving credit facility | 364-Day Facility | Short-term debt
Line of Credit Facility [Line Items]
Line of credit			$ 7,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Line of credit, maximum outstanding during period			$ 0